EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Anti-dilutive shares	5,769,231
Net (loss) income attributable to Frontline Ltd.	$ (82,754)	$ (529,601)	$ 161,407
Interest expense relating to the convertible bond	0	0	7,228
Diluted net (loss) income attributable to Frontline Ltd.	$ (82,754)	$ (529,601)	$ 168,635
Weighted average number of ordinary shares outstanding - basic	77,859,000	77,859,000	77,859,000
Stock options	0	0	175,000
Convertible bond	0	0	5,769,000
Weighted average number of ordinary shares outstanding – diluted	77,859,000	77,859,000	83,803,000